SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2010




[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===============================================

      ANNUAL REPORT
      USAA S&P 500 INDEX FUND
      MEMBER SHARES o REWARD SHARES
      DECEMBER 31, 2010

 ===============================================

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

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TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Distributions to Shareholders                                             14

    Report of Independent Registered Public Accounting Firm                   15

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         38

    Financial Statements                                                      40

    Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                               59

TRUSTEES' AND OFFICERS' INFORMATION                                           61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I BELIEVE INVESTORS SHOULD CONTINUE
TO MAINTAIN A LONG-TERM PERSPECTIVE                [PHOTO OF DANIEL S. McNAMARA]
AND RESIST THE URGE TO PURSUE
DAY-TO-DAY MARKET SWINGS."

--------------------------------------------------------------------------------

JANUARY 2011

All in all, 2010 was a strong year for the financial markets. Stocks posted a second year of double-digit gains, and by the end of December had recovered most of the ground lost during the steep declines of the financial crisis. At the same time, fixed-income securities performed well, especially high-yield bonds and emerging markets debt, as yields fell and bond prices (which move in the opposite direction of yields) rose. Precious metals also outperformed as geopolitical concerns and long-term inflation fears stimulated investor interest.

But while 2010 was positive for stock and bond investors, it was also a bumpy ride. At the beginning of the year, the U.S. economy -- supported by the federal government's stimulus spending -- was showing signs of improvement and the housing market seemed to be stabilizing. Although unemployment remained high, renewed job growth was widely expected at any moment.

In the spring, however, the markets were shaken by the European debt crisis (which still continues at the time of this writing). Investor sentiment was further eroded by uncertainty about regulatory changes related to the health care, financial and energy industries, as well as the still unexplained May "flash crash" in the U.S. stock market. An anticipated summer lull was interrupted by a constant stream of negative headlines surrounding BP's oil spill in the Gulf of Mexico and growing concerns about the sustainability of the U.S. economic recovery.

In response, the Federal Reserve (the Fed) hinted of additional help -- the expansion of their policy of quantitative easing. Although "QE2" (the Fed's purchase of up to $600 billion in long-term Treasuries) was not formally enacted until after the November elections, stocks and a number of other asset classes rallied after the news. As investors reallocated their capital, the bond market rally faltered. Bond prices fell and yields -- except in the shortest maturities -- increased. Despite new worries late in the year, such as the debt problems of Portugal, Spain, Ireland and renewed weakness in the U.S. housing market, the strong performance of equity markets continued.

2011 is likely to provide its share of bumps and bruises. As a result, I believe investors should continue to maintain a long-term perspective and resist the urge to pursue day-to-day market swings. They should base investment decisions on their time horizon, risk tolerance, and financial objectives. In my opinion, investors should concentrate on:

o Quality. We believe the market has overlooked the value of high-quality dividend paying companies, which have strong balance sheets and are generally leaders in their industry.

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2  | USAA S&P 500 INDEX FUND

================================================================================

o Growth. For those with a long-term time horizon, growth potential is vitally important. Although the emerging markets recorded strong gains during 2009 and 2010, I think they may still offer value for patient investors.

o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can offset potential equity volatility. In addition, USAA has a new fund -- the Ultra Short-Term Bond Fund(1) -- which has greater income potential than a low-yielding money market fund and focuses on fixed-income investments of shorter duration than USAA's Short-Term Bond Fund.

o Inflation Protection. As I write to you, inflation is not a concern. However, because we believe current monetary policies could potentially lead to its re-emergence, you may want to consider adding inflation protection to your portfolio. USAA now offers the Real Return Fund(2), which seeks to provide you with some protection against the risks of long-term inflation.

If you would like to learn more about our new investment strategies and find out how they might fit into your investment plan, please call one of our USAA service representatives at 1-800-531-8722. Rest assured that in the months ahead, we will continue working hard on your behalf. We believe we have some of the finest investment professionals in the industry managing your investments. Combined with our family of no-load mutual funds and our first-class service, they provide what we consider an excellent value.

Thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

(1) The Fund is subject to various risks including Real Estate Investment Trusts
    (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well-correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

(2) The Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost.

Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o  HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM?

   The Fund closely tracked its benchmark, the S&P 500 Index (the Index), for the year ended December 31, 2010. The Fund produced a return of 14.81% (Member Shares) and 14.99% (Reward Shares) for the period, as compared to 15.06% for the benchmark. The broad-based Index is a group of large company stocks that is not available for direct investment.

o  WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

   The year started in negative territory as U.S. indexes posted negative returns in January fueled by mixed corporate earnings and continued concerns around jobless data and consumer confidence. February and March posted positive returns as many U.S. corporations posted unexpected positive earnings along with increased corporate activity.

   The second quarter started with a better-than-expected earnings season and multiple mergers and acquisitions (M&A) announcements. However, disappointing macroeconomic data and Securities and Exchange Commission fraud charges against Goldman Sachs in mid-April reversed the market. Multiple sovereign credit downgrades in Europe placed further downward pressure on performance. In mid-June M&A activity and comments from the U.S. Federal Reserve (the Fed) provided a brief rally, but the market quickly reverted after disappointing U.S. home sales, gross domestic product, and several lower than-expected-corporate earnings and guidance announcements.

   Refer to pages 9 and 11 for benchmark definitions.

   Past performance is no guarantee of future results.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

   U.S. markets rallied in the third quarter driven by better-than-expected earnings, increased M&A activity, and further talks of the Fed's quantitative easing efforts which resulted in the announcement of further quantitative easing, known as "QE2", in which the Fed will buy $600 billion in Treasury securities through June 2011. Share repurchases and/or dividend increases by Microsoft Corp., MasterCard, Inc., and Thermo Fisher Scientific, Inc., were seen as positive news by the markets. A better-than-expected start to the earnings season helped equity markets early in the fourth quarter along with further M&A activity and better-than-expected macroeconomic data. The year ended on a positive note as December provided positive performance on strong manufacturing data both domestically and abroad.

o  PLEASE DESCRIBE SECTOR PERFORMANCE.

   All sectors posted positive returns for the year ending 2010. The largest gain was seen in Consumer Discretionary sector which returned 27.66% for the year. Information Technology is the largest sector in the Index representing 18.65% of it, which returned 10.19% for the year. Other strong performers were the Industrials and Materials sectors which posted returns of 26.71% and 22.20%, respectively. The Health Care sector, with a weight of 10.91% of the Index returned just 2.90% for the year, providing for the smallest gain in the Index for the reporting period.

o  WHAT'S THE OUTLOOK?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA S&P 500 INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)
                            MEMBER AND REWARD SHARES

                                      [5]
                                      TAX
                                   EFFICIENCY

The Fund's Member and Reward shares are listed as a Lipper Leader for Tax Efficiency among 157 funds within the Lipper S&P 500 Index Funds category for the overall period ended December 31, 2010. The Fund's Member and Reward shares received a Lipper Leader rating for Tax Efficiency amongst 147 funds for the five-year period and the Fund's Member shares received a Lipper Leader rating among 107 funds for the 10-year period. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of December 31, 2010. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                            LIPPER LEADERS (OVERALL)
                                  REWARD SHARES

           [5]                 [5]               [5]              [5]
                                                                  TAX
       TOTAL RETURN        PRESERVATION        EXPENSE         EFFICIENCY

The Fund's Reward Shares are listed as a Lipper Leader for Total Return, Expense, and Tax Efficiency among 157, 45 and 157 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 9,895 equity funds, for the overall period ended December 31, 2010. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 147 funds for the five-year period, a Lipper Leader rating for Preservation among 7,851 funds for the five-year period within the Lipper S&P 500 Index Funds category. The Fund's Reward shares received a Lipper Leader rating for Expense among 42 equity funds for the five-year period. The Fund's Reward shares received a Lipper Leader rating for Tax Efficiency among 147 funds for the five-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of December 31, 2010. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of December 31, 2010. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2010. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of December 31, 2010. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Preservation, Expense, and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. *Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                              12/31/10             12/31/09
--------------------------------------------------------------------------------
Net Assets                                $2,021.9 Million     $1,831.6 Million
Net Asset Value Per Share                      $18.86               $16.71

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/10*
--------------------------------------------------------------------------------
    1 Year                         5 Years                          10 Years
    14.81%                          2.09%                             1.18%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
    Before Reimbursement      0.40%         After Reimbursement         0.25%

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* RETURNS FOR THE S&P 500 INDEX FUND-MEMBER SHARES EXCLUDES THE ACCOUNT MAINTENANCE FEE.

** USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE MEMBER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE MEMBER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE MEMBER SHARES' AVERAGE DAILY NET ASSETS, RESPECTIVELY. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  MEMBER SHARES

                                                             USAA S&P 500
                            S&P 500 INDEX              INDEX FUND - MEMBER SHARES
12/31/00                     $10,000.00                      $10,000.00
01/31/01                      10,354.79                       10,351.58
02/28/01                       9,410.62                        9,407.33
03/31/01                       8,814.46                        8,809.30
04/30/01                       9,499.43                        9,489.26
05/31/01                       9,563.08                        9,549.70
06/30/01                       9,330.32                        9,313.25
07/31/01                       9,238.47                        9,222.34
08/31/01                       8,660.13                        8,646.57
09/30/01                       7,960.80                        7,948.00
10/31/01                       8,112.61                        8,100.07
11/30/01                       8,734.89                        8,718.47
12/31/01                       8,811.42                        8,790.98
01/31/02                       8,682.83                        8,663.65
02/28/02                       8,515.38                        8,495.57
03/31/02                       8,835.64                        8,811.55
04/30/02                       8,299.95                        8,275.19
05/31/02                       8,238.80                        8,213.90
06/30/02                       7,651.96                        7,625.84
07/31/02                       7,055.61                        7,036.48
08/31/02                       7,101.77                        7,077.48
09/30/02                       6,329.96                        6,307.31
10/31/02                       6,887.10                        6,863.38
11/30/02                       7,292.46                        7,264.99
12/31/02                       6,864.05                        6,840.36
01/31/03                       6,684.23                        6,654.23
02/28/03                       6,583.94                        6,555.99
03/31/03                       6,647.87                        6,612.76
04/30/03                       7,195.46                        7,157.76
05/31/03                       7,574.56                        7,531.48
06/30/03                       7,671.19                        7,622.05
07/31/03                       7,806.44                        7,757.41
08/31/03                       7,958.69                        7,903.19
09/30/03                       7,874.17                        7,814.64
10/31/03                       8,319.61                        8,258.95
11/30/03                       8,392.81                        8,326.90
12/31/03                       8,832.97                        8,759.29
01/31/04                       8,995.10                        8,916.64
02/29/04                       9,120.12                        9,037.27
03/31/04                       8,982.54                        8,900.53
04/30/04                       8,841.52                        8,758.50
05/31/04                       8,962.85                        8,874.23
06/30/04                       9,137.14                        9,044.32
07/31/04                       8,834.73                        8,743.55
08/31/04                       8,870.46                        8,775.21
09/30/04                       8,966.53                        8,866.69
10/31/04                       9,103.52                        9,004.40
11/30/04                       9,471.86                        9,364.58
12/31/04                       9,794.18                        9,679.62
01/31/05                       9,555.44                        9,444.96
02/28/05                       9,756.53                        9,642.29
03/31/05                       9,583.76                        9,470.50
04/30/05                       9,402.00                        9,288.48
05/31/05                       9,701.16                        9,582.93
06/30/05                       9,714.93                        9,595.18
07/31/05                      10,076.21                        9,949.96
08/31/05                       9,984.27                        9,858.58
09/30/05                      10,065.14                        9,936.92
10/31/05                       9,897.34                        9,769.59
11/30/05                      10,271.68                       10,136.63
12/31/05                      10,275.21                       10,141.13
01/31/06                      10,547.32                       10,406.86
02/28/06                      10,575.95                       10,433.97
03/31/06                      10,707.59                       10,562.95
04/30/06                      10,851.37                       10,699.07
05/31/06                      10,539.05                       10,394.16
06/30/06                      10,553.34                       10,406.08
07/31/06                      10,618.44                       10,466.23
08/31/06                      10,871.08                       10,712.30
09/30/06                      11,151.23                       10,987.49
10/31/06                      11,514.61                       11,344.41
11/30/06                      11,733.57                       11,558.56
12/31/06                      11,898.16                       11,716.56
01/31/07                      12,078.10                       11,893.08
02/28/07                      11,841.87                       11,661.40
03/31/07                      11,974.32                       11,789.31
04/30/07                      12,504.72                       12,310.08
05/31/07                      12,941.08                       12,736.67
06/30/07                      12,726.08                       12,526.12
07/31/07                      12,331.51                       12,136.76
08/31/07                      12,516.36                       12,314.76
09/30/07                      12,984.46                       12,775.45
10/31/07                      13,191.00                       12,976.55
11/30/07                      12,639.53                       12,429.11
12/31/07                      12,551.84                       12,340.04
01/31/08                      11,798.96                       11,598.96
02/29/08                      11,415.67                       11,222.81
03/31/08                      11,366.37                       11,168.26
04/30/08                      11,919.95                       11,715.39
05/31/08                      12,074.35                       11,862.05
06/30/08                      11,056.44                       10,860.90
07/31/08                      10,963.49                       10,770.20
08/31/08                      11,122.08                       10,923.25
09/30/08                      10,131.02                        9,944.67
10/31/08                       8,429.54                        8,274.87
11/30/08                       7,824.68                        7,676.48
12/31/08                       7,907.93                        7,757.91
01/31/09                       7,241.40                        7,103.28
02/28/09                       6,470.35                        6,345.29
03/31/09                       7,037.13                        6,901.39
04/30/09                       7,710.65                        7,560.32
05/31/09                       8,141.92                        7,982.26
06/30/09                       8,158.08                        7,999.32
07/31/09                       8,775.13                        8,603.48
08/31/09                       9,091.95                        8,911.37
09/30/09                       9,431.22                        9,241.87
10/31/09                       9,256.01                        9,066.83
11/30/09                       9,811.22                        9,609.44
12/31/09                      10,000.73                        9,796.50
01/31/10                       9,640.97                        9,444.74
02/28/10                       9,939.62                        9,732.01
03/31/10                      10,539.42                       10,321.62
04/30/10                      10,705.81                       10,480.51
05/31/10                       9,850.95                        9,639.01
06/30/10                       9,335.27                        9,131.96
07/31/10                       9,989.33                        9,770.31
08/31/10                       9,538.37                        9,327.01
09/30/10                      10,389.61                       10,156.55
10/31/10                      10,784.93                       10,542.39
11/30/10                      10,786.31                       10,542.39
12/31/10                      11,507.18                       11,247.34

                                   [END CHART]

         Data from 12/31/00 to 12/31/10.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                              12/31/10             12/31/09
--------------------------------------------------------------------------------
Net Assets                                 $1,159.5 Million      $894.0 Million
Net Asset Value Per Share                      $18.86               $16.71

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/10
--------------------------------------------------------------------------------
   1 Year                      5 Years                Since Inception 5/01/02
   14.99%                       2.23%                         3.63%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
    Before Reimbursement      0.23%         After Reimbursement         0.09%

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE REWARD SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE REWARD SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.09% OF THE REWARD SHARES' AVERAGE DAILY NET ASSETS, RESPECTIVELY. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  REWARD SHARES

                                                             USAA S&P 500
                            S&P 500 INDEX              INDEX FUND - REWARD SHARES
04/30/02                     $10,000.00                      $10,000.00
05/31/02                       9,926.33                        9,834.86
06/30/02                       9,219.28                        9,132.62
07/31/02                       8,500.79                        8,426.81
08/31/02                       8,556.41                        8,482.04
09/30/02                       7,626.50                        7,559.41
10/31/02                       8,297.76                        8,225.87
11/30/02                       8,786.16                        8,707.21
12/31/02                       8,269.99                        8,200.15
01/31/03                       8,053.34                        7,977.01
02/28/03                       7,932.51                        7,859.25
03/31/03                       8,009.53                        7,935.34
04/30/03                       8,669.28                        8,582.61
05/31/03                       9,126.04                        9,030.72
06/30/03                       9,242.46                        9,144.24
07/31/03                       9,405.41                        9,306.64
08/31/03                       9,588.84                        9,481.53
09/30/03                       9,487.01                        9,379.66
10/31/03                      10,023.69                        9,912.95
11/30/03                      10,111.88                        9,994.52
12/31/03                      10,642.20                       10,518.03
01/31/04                      10,837.53                       10,706.98
02/29/04                      10,988.17                       10,858.13
03/31/04                      10,822.40                       10,692.00
04/30/04                      10,652.50                       10,521.38
05/31/04                      10,798.69                       10,660.40
06/30/04                      11,008.67                       10,871.11
07/31/04                      10,644.31                       10,509.59
08/31/04                      10,687.37                       10,547.64
09/30/04                      10,803.12                       10,661.87
10/31/04                      10,968.16                       10,821.09
11/30/04                      11,411.95                       11,260.56
12/31/04                      11,800.29                       11,640.03
01/31/05                      11,512.65                       11,357.84
02/28/05                      11,754.93                       11,595.13
03/31/05                      11,546.77                       11,389.20
04/30/05                      11,327.78                       11,176.74
05/31/05                      11,688.21                       11,530.84
06/30/05                      11,704.80                       11,541.98
07/31/05                      12,140.09                       11,975.21
08/31/05                      12,029.32                       11,865.29
09/30/05                      12,126.75                       11,956.26
10/31/05                      11,924.59                       11,754.93
11/30/05                      12,375.60                       12,203.05
12/31/05                      12,379.84                       12,205.16
01/31/06                      12,707.70                       12,524.98
02/28/06                      12,742.18                       12,557.61
03/31/06                      12,900.79                       12,715.75
04/30/06                      13,074.02                       12,886.17
05/31/06                      12,697.73                       12,512.56
06/30/06                      12,714.95                       12,530.42
07/31/06                      12,793.38                       12,609.44
08/31/06                      13,097.77                       12,905.74
09/30/06                      13,435.30                       13,240.27
10/31/06                      13,873.11                       13,670.15
11/30/06                      14,136.92                       13,928.08
12/31/06                      14,335.22                       14,122.06
01/31/07                      14,552.02                       14,334.72
02/28/07                      14,267.40                       14,055.60
03/31/07                      14,426.98                       14,206.41
04/30/07                      15,066.03                       14,840.62
05/31/07                      15,591.76                       15,354.67
06/30/07                      15,332.73                       15,097.99
07/31/07                      14,857.34                       14,628.69
08/31/07                      15,080.05                       14,849.93
09/30/07                      15,644.03                       15,401.95
10/31/07                      15,892.87                       15,644.40
11/30/07                      15,228.45                       14,991.15
12/31/07                      15,122.80                       14,887.77
01/31/08                      14,215.71                       13,994.09
02/29/08                      13,753.90                       13,533.72
03/31/08                      13,694.51                       13,477.98
04/30/08                      14,361.48                       14,131.13
05/31/08                      14,547.50                       14,314.83
06/30/08                      13,321.09                       13,112.08
07/31/08                      13,209.11                       12,995.80
08/31/08                      13,400.18                       13,187.32
09/30/08                      12,206.12                       12,011.53
10/31/08                      10,156.13                        9,988.97
11/30/08                       9,427.38                        9,273.51
12/31/08                       9,527.69                        9,369.04
01/31/09                       8,724.64                        8,585.40
02/28/09                       7,795.66                        7,669.99
03/31/09                       8,478.52                        8,337.74
04/30/09                       9,289.99                        9,140.79
05/31/09                       9,809.61                        9,650.55
06/30/09                       9,829.07                        9,667.85
07/31/09                      10,572.51                       10,398.03
08/31/09                      10,954.22                       10,777.16
09/30/09                      11,362.98                       11,173.88
10/31/09                      11,151.89                       10,969.31
11/30/09                      11,820.82                       11,625.35
12/31/09                      12,049.15                       11,849.24
01/31/10                      11,615.69                       11,423.77
02/28/10                      11,975.52                       11,778.33
03/31/10                      12,698.18                       12,488.85
04/30/10                      12,898.65                       12,681.10
05/31/10                      11,868.68                       11,670.03
06/30/10                      11,247.38                       11,054.13
07/31/10                      12,035.40                       11,834.00
08/31/10                      11,492.08                       11,297.39
09/30/10                      12,517.68                       12,306.29
10/31/10                      12,993.97                       12,773.53
11/30/10                      12,995.64                       12,773.53
12/31/10                      13,864.15                       13,625.67

                                   [END CHART]

         *Data from 4/30/02 to 12/31/10.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month, April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/10
                                (% of Net Assets)

Exxon Mobil Corp. ........................................................  3.2%
Apple, Inc. ..............................................................  2.5%
Microsoft Corp. ..........................................................  1.8%
General Electric Co. .....................................................  1.7%
Chevron Corp. ............................................................  1.6%
International Business Machines Corp. ....................................  1.6%
Procter & Gamble Co. .....................................................  1.6%
AT&T, Inc. ...............................................................  1.5%
Johnson & Johnson ........................................................  1.5%
JPMorgan Chase & Co. .....................................................  1.4%

 You will find a complete list of securities that the Fund owns on pages 16-37.

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

                      o SECTOR ALLOCATION* -- 12/31/2010 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     18.3%
FINANCIALS                                                                 15.8%
ENERGY                                                                     11.8%
INDUSTRIALS                                                                10.8%
HEALTH CARE                                                                10.7%
CONSUMER STAPLES                                                           10.5%
CONSUMER DISCRETIONARY                                                     10.5%
MATERIALS                                                                   3.7%
UTILITIES                                                                   3.2%
TELECOMMUNICATION SERVICES                                                  3.1%

                                   [END CHART]

* Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $14,000 as qualifying interest income.

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 18, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2010

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.4%)

              CONSUMER DISCRETIONARY (10.5%)
              -----------------------------
              ADVERTISING (0.2%)
   133,063    Interpublic Group of Companies, Inc.*                                      $    1,413
    82,487    Omnicom Group, Inc.                                                             3,778
                                                                                         ----------
                                                                                              5,191
                                                                                         ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    81,169    Coach, Inc.                                                                     4,490
    17,659    Polo Ralph Lauren Corp.                                                         1,959
    23,815    VF Corp.                                                                        2,052
                                                                                         ----------
                                                                                              8,501
                                                                                         ----------
              APPAREL RETAIL (0.5%)
    23,937    Abercrombie & Fitch Co. "A"                                                     1,379
   120,297    Gap, Inc.                                                                       2,663
    72,262    Limited Brands, Inc.                                                            2,221
    33,106    Ross Stores, Inc.                                                               2,094
   108,676    TJX Companies, Inc.                                                             4,824
    35,126    Urban Outfitters, Inc.*                                                         1,258
                                                                                         ----------
                                                                                             14,439
                                                                                         ----------
              AUTO PARTS & EQUIPMENT (0.2%)
   184,628    Johnson Controls, Inc.                                                          7,053
                                                                                         ----------
              AUTOMOBILE MANUFACTURERS (0.5%)
 1,025,730    Ford Motor Co.*                                                                17,222
                                                                                         ----------
              AUTOMOTIVE RETAIL (0.2%)
    17,448    AutoNation, Inc.*                                                                 492
     7,495    AutoZone, Inc.*                                                                 2,043
    61,398    CarMax, Inc.*                                                                   1,958
    38,318    O'Reilly Automotive, Inc.*                                                      2,315
                                                                                         ----------
                                                                                              6,808
                                                                                         ----------
              BROADCASTING (0.3%)
   185,809    CBS Corp. "B"                                                                   3,540
    77,785    Discovery Communications, Inc. "A"*                                             3,244
    24,687    Scripps Networks Interactive "A"                                                1,277
                                                                                         ----------
                                                                                              8,061
                                                                                         ----------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CABLE & SATELLITE (1.1%)
    65,782    Cablevision Systems Corp. "A"                                              $    2,226
   764,369    Comcast Corp. "A"                                                              16,793
   228,538    DIRECTV "A"*                                                                    9,126
    97,502    Time Warner Cable, Inc.                                                         6,438
                                                                                         ----------
                                                                                             34,583
                                                                                         ----------
              CASINOS & GAMING (0.1%)
    81,436    International Game Technology                                                   1,441
    20,660    Wynn Resorts Ltd.                                                               2,145
                                                                                         ----------
                                                                                              3,586
                                                                                         ----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    90,347    Best Buy Co., Inc.                                                              3,098
    41,248    GameStop Corp. "A"*                                                               944
    31,022    RadioShack Corp.                                                                  573
                                                                                         ----------
                                                                                              4,615
                                                                                         ----------
              CONSUMER ELECTRONICS (0.0%)
    18,890    Harman International Industries, Inc.*                                            875
                                                                                         ----------
              DEPARTMENT STORES (0.4%)
    64,533    J.C. Penney Co., Inc.                                                           2,085
    80,043    Kohl's Corp.*                                                                   4,350
   115,591    Macy's, Inc.                                                                    2,924
    46,032    Nordstrom, Inc.                                                                 1,951
    11,937    Sears Holdings Corp.(g)*                                                          880
                                                                                         ----------
                                                                                             12,190
                                                                                         ----------
              DISTRIBUTORS (0.1%)
    43,400    Genuine Parts Co.                                                               2,228
                                                                                         ----------
              EDUCATION SERVICES (0.1%)
    34,741    Apollo Group, Inc. "A"*                                                         1,372
    16,900    DeVry, Inc.                                                                       811
                                                                                         ----------
                                                                                              2,183
                                                                                         ----------
              FOOTWEAR (0.3%)
   104,730    NIKE, Inc. "B"                                                                  8,946
                                                                                         ----------
              GENERAL MERCHANDISE STORES (0.4%)
    20,603    Big Lots, Inc.*                                                                   628
    34,427    Family Dollar Stores, Inc.                                                      1,711
   194,035    Target Corp.                                                                   11,667
                                                                                         ----------
                                                                                             14,006
                                                                                         ----------
              HOME FURNISHINGS (0.0%)
    40,153    Leggett & Platt, Inc.                                                             914
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.8%)
   449,009    Home Depot, Inc.                                                           $   15,742
   377,907    Lowe's Companies, Inc.                                                          9,478
                                                                                         ----------
                                                                                             25,220
                                                                                         ----------
              HOMEBUILDING (0.1%)
    76,244    D.R. Horton, Inc.(g)                                                              910
    43,089    Lennar Corp. "A"                                                                  808
    90,840    Pulte Group, Inc.*                                                                683
                                                                                         ----------
                                                                                              2,401
                                                                                         ----------
              HOMEFURNISHING RETAIL (0.1%)
    70,996    Bed Bath & Beyond, Inc.*                                                        3,489
                                                                                         ----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
   117,841    Carnival Corp.                                                                  5,434
    78,932    Marriott International, Inc. "A"                                                3,279
    52,176    Starwood Hotels & Resorts Worldwide, Inc.                                       3,171
    47,779    Wyndham Worldwide Corp.                                                         1,431
                                                                                         ----------
                                                                                             13,315
                                                                                         ----------
              HOUSEHOLD APPLIANCES (0.2%)
    45,463    Stanley Black & Decker, Inc.                                                    3,040
    20,796    Whirlpool Corp.                                                                 1,847
                                                                                         ----------
                                                                                              4,887
                                                                                         ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    41,637    Fortune Brands, Inc.                                                            2,509
    79,098    Newell Rubbermaid, Inc.                                                         1,438
                                                                                         ----------
                                                                                              3,947
                                                                                         ----------
              INTERNET RETAIL (0.8%)
    97,100    Amazon.com, Inc.*                                                              17,478
    55,195    Expedia, Inc.                                                                   1,385
    11,885    Netflix, Inc.*                                                                  2,088
    13,439    Priceline.com, Inc.*                                                            5,370
                                                                                         ----------
                                                                                             26,321
                                                                                         ----------
              LEISURE PRODUCTS (0.1%)
    37,372    Hasbro, Inc.                                                                    1,763
    98,444    Mattel, Inc.                                                                    2,504
                                                                                         ----------
                                                                                              4,267
                                                                                         ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    64,367    Harley-Davidson, Inc.                                                           2,232
                                                                                         ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (1.4%)
   625,389    News Corp. "A"                                                             $    9,106
   303,919    Time Warner, Inc.                                                               9,777
   165,649    Viacom, Inc. "B"                                                                6,561
   518,421    Walt Disney Co.                                                                19,446
                                                                                         ----------
                                                                                             44,890
                                                                                         ----------
              PUBLISHING (0.2%)
    65,008    Gannett Co., Inc.                                                                 981
    84,042    McGraw-Hill Companies, Inc.                                                     3,060
    10,000    Meredith Corp.                                                                    346
     1,510    Washington Post Co. "B"                                                           664
                                                                                         ----------
                                                                                              5,051
                                                                                         ----------
              RESTAURANTS (1.2%)
    37,770    Darden Restaurants, Inc.                                                        1,754
   289,528    McDonald's Corp.                                                               22,224
   202,601    Starbucks Corp.                                                                 6,510
   128,303    Yum! Brands, Inc.                                                               6,293
                                                                                         ----------
                                                                                             36,781
                                                                                         ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
    84,072    H&R Block, Inc.                                                                 1,001
                                                                                         ----------
              SPECIALTY STORES (0.2%)
   198,046    Staples, Inc.                                                                   4,509
    34,523    Tiffany & Co.                                                                   2,150
                                                                                         ----------
                                                                                              6,659
                                                                                         ----------
              TIRES & RUBBER (0.0%)
    66,250    Goodyear Tire & Rubber Co.*                                                       785
                                                                                         ----------
              Total Consumer Discretionary                                                  332,647
                                                                                         ----------
              CONSUMER STAPLES (10.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
   174,820    Archer-Daniels-Midland Co.                                                      5,259
                                                                                         ----------
              BREWERS (0.1%)
    43,325    Molson Coors Brewing Co. "B"                                                    2,174
                                                                                         ----------
              DISTILLERS & VINTNERS (0.1%)
    28,451    Brown-Forman Corp. "B"(g)                                                       1,981
    48,646    Constellation Brands, Inc. "A"*                                                 1,077
                                                                                         ----------
                                                                                              3,058
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              DRUG RETAIL (0.7%)
   372,191    CVS Caremark Corp.                                                         $   12,941
   253,505    Walgreen Co.                                                                    9,877
                                                                                         ----------
                                                                                             22,818
                                                                                         ----------
              FOOD DISTRIBUTORS (0.1%)
   160,351    Sysco Corp.                                                                     4,714
                                                                                         ----------
              FOOD RETAIL (0.3%)
   174,577    Kroger Co.                                                                      3,904
   101,871    Safeway, Inc.                                                                   2,291
    57,340    SUPERVALU, Inc.                                                                   552
    40,067    Whole Foods Market, Inc.*                                                       2,027
                                                                                         ----------
                                                                                              8,774
                                                                                         ----------
              HOUSEHOLD PRODUCTS (2.2%)
    38,332    Clorox Co.                                                                      2,426
   132,289    Colgate-Palmolive Co.                                                          10,632
   111,926    Kimberly-Clark Corp.                                                            7,056
   766,721    Procter & Gamble Co.                                                           49,323
                                                                                         ----------
                                                                                             69,437
                                                                                         ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
   118,521    Costco Wholesale Corp.                                                          8,558
   536,994    Wal-Mart Stores, Inc.(f)                                                       28,960
                                                                                         ----------
                                                                                             37,518
                                                                                         ----------
              PACKAGED FOODS & MEAT (1.5%)
    52,627    Campbell Soup Co.                                                               1,829
   120,196    ConAgra Foods, Inc.                                                             2,714
    48,600    Dean Foods Co.*                                                                   430
   175,547    General Mills, Inc.                                                             6,248
    88,086    H.J. Heinz Co.                                                                  4,357
    42,346    Hershey Co.                                                                     1,997
    18,973    Hormel Foods Corp.                                                                972
    32,825    J.M. Smucker Co.                                                                2,155
    69,879    Kellogg Co.(g)                                                                  3,569
   478,491    Kraft Foods, Inc. "A"                                                          15,077
    36,345    McCormick & Co., Inc.                                                           1,691
    55,981    Mead Johnson Nutrition Co.                                                      3,485
   174,533    Sara Lee Corp.                                                                  3,056
    81,200    Tyson Foods, Inc. "A"                                                           1,398
                                                                                         ----------
                                                                                             48,978
                                                                                         ----------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (0.2%)
   117,169    Avon Products, Inc.                                                        $    3,405
    30,930    Estee Lauder Companies, Inc. "A"                                                2,496
                                                                                         ----------
                                                                                              5,901
                                                                                         ----------
              SOFT DRINKS (2.3%)
   636,052    Coca-Cola Co.                                                                  41,833
    92,226    Coca-Cola Enterprises, Inc.                                                     2,309
    62,077    Dr Pepper Snapple Group, Inc.                                                   2,183
   434,262    PepsiCo, Inc.                                                                  28,370
                                                                                         ----------
                                                                                             74,695
                                                                                         ----------
              TOBACCO (1.6%)
   571,739    Altria Group, Inc.                                                             14,076
    41,008    Lorillard, Inc.                                                                 3,365
   496,871    Philip Morris International, Inc.                                              29,082
    92,491    Reynolds American, Inc.                                                         3,017
                                                                                         ----------
                                                                                             49,540
                                                                                         ----------
              Total Consumer Staples                                                        332,866
                                                                                         ----------
              ENERGY (11.8%)
              -------------
              COAL & CONSUMABLE FUELS (0.3%)
    61,733    CONSOL Energy, Inc.                                                             3,009
    27,859    Massey Energy Co.                                                               1,495
    73,844    Peabody Energy Corp.                                                            4,724
                                                                                         ----------
                                                                                              9,228
                                                                                         ----------
              INTEGRATED OIL & GAS (6.8%)
   551,393    Chevron Corp.                                                                  50,315
   402,579    ConocoPhillips                                                                 27,416
 1,381,189    Exxon Mobil Corp.(f)                                                          100,992
    82,110    Hess Corp.                                                                      6,285
   194,564    Marathon Oil Corp.                                                              7,205
    52,657    Murphy Oil Corp.                                                                3,925
   222,623    Occidental Petroleum Corp.                                                     21,839
                                                                                         ----------
                                                                                            217,977
                                                                                         ----------
              OIL & GAS DRILLING (0.2%)
    19,100    Diamond Offshore Drilling, Inc.                                                 1,277
    29,116    Helmerich & Payne, Inc.                                                         1,412
    78,027    Nabors Industries Ltd.*                                                         1,830
    34,497    Rowan Companies, Inc.*                                                          1,204
                                                                                         ----------
                                                                                              5,723
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (2.0%)
   118,136    Baker Hughes, Inc.                                                         $    6,754
    66,401    Cameron International Corp.*                                                    3,369
    32,766    FMC Technologies, Inc.*                                                         2,913
   248,948    Halliburton Co.                                                                10,165
   114,861    National Oilwell Varco, Inc.                                                    7,724
   373,713    Schlumberger Ltd.                                                              31,205
                                                                                         ----------
                                                                                             62,130
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.0%)
   135,627    Anadarko Petroleum Corp.                                                       10,329
   104,698    Apache Corp.                                                                   12,483
    28,199    Cabot Oil & Gas Corp.                                                           1,067
   179,058    Chesapeake Energy Corp.                                                         4,639
   109,005    Denbury Resources, Inc.*                                                        2,081
   118,370    Devon Energy Corp.                                                              9,293
    69,550    EOG Resources, Inc.                                                             6,358
    40,665    EQT Corp.                                                                       1,823
    36,692    Newfield Exploration Co.*                                                       2,646
    47,952    Noble Energy, Inc.                                                              4,128
    31,680    Pioneer Natural Resources Co.                                                   2,751
    47,905    QEP Resources, Inc.                                                             1,739
    43,683    Range Resources Corp.                                                           1,965
    94,863    Southwestern Energy Co.*                                                        3,551
                                                                                         ----------
                                                                                             64,853
                                                                                         ----------
              OIL & GAS REFINING & MARKETING (0.2%)
    32,885    Sunoco, Inc.                                                                    1,326
    38,530    Tesoro Corp.*                                                                     714
   154,678    Valero Energy Corp.                                                             3,576
                                                                                         ----------
                                                                                              5,616
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   192,170    El Paso Corp.                                                                   2,644
   177,575    Spectra Energy Corp.                                                            4,438
   159,702    Williams Companies, Inc.                                                        3,948
                                                                                         ----------
                                                                                             11,030
                                                                                         ----------
              Total Energy                                                                  376,557
                                                                                         ----------
              FINANCIALS (15.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    67,895    Ameriprise Financial, Inc.                                                      3,907
   340,003    Bank of New York Mellon Corp., Inc.                                            10,268

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    25,293    Federated Investors, Inc. "B"(g)                                           $      662
    39,909    Franklin Resources, Inc.                                                        4,438
   126,383    Invesco Ltd.                                                                    3,041
    49,574    Janus Capital Group, Inc.                                                         643
    41,746    Legg Mason, Inc.                                                                1,514
    65,600    Northern Trust Corp.(c)                                                         3,635
   137,464    State Street Corp.                                                              6,370
    70,233    T. Rowe Price Group, Inc.                                                       4,533
                                                                                         ----------
                                                                                             39,011
                                                                                         ----------
              CONSUMER FINANCE (0.7%)
   286,870    American Express Co.                                                           12,313
   125,126    Capital One Financial Corp.                                                     5,325
   148,920    Discover Financial Services                                                     2,760
   133,300    SLM Corp.*                                                                      1,678
                                                                                         ----------
                                                                                             22,076
                                                                                         ----------
              DIVERSIFIED BANKS (1.9%)
    48,388    Comerica, Inc.                                                                  2,044
   525,532    U.S. Bancorp                                                                   14,174
 1,437,448    Wells Fargo & Co.                                                              44,546
                                                                                         ----------
                                                                                             60,764
                                                                                         ----------
              INSURANCE BROKERS (0.3%)
    90,558    Aon Corp.                                                                       4,166
   148,973    Marsh & McLennan Companies, Inc.                                                4,073
                                                                                         ----------
                                                                                              8,239
                                                                                         ----------
              INVESTMENT BANKING & BROKERAGE (1.3%)
   271,326    Charles Schwab Corp.                                                            4,642
    54,034    E*TRADE Financial Corp.*                                                          865
   140,052    Goldman Sachs Group, Inc.                                                      23,551
   414,342    Morgan Stanley                                                                 11,274
                                                                                         ----------
                                                                                             40,332
                                                                                         ----------
              LIFE & HEALTH INSURANCE (1.1%)
   129,090    AFLAC, Inc.                                                                     7,284
    86,524    Lincoln National Corp.                                                          2,406
   248,268    MetLife, Inc.                                                                  11,033
    87,498    Principal Financial Group, Inc.                                                 2,849
   132,952    Prudential Financial, Inc.                                                      7,806
    22,063    Torchmark Corp.                                                                 1,318
    86,894    Unum Group                                                                      2,105
                                                                                         ----------
                                                                                             34,801
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.4%)
    38,138    American International Group, Inc.(g)*                                     $    2,198
    28,958    Assurant, Inc.                                                                  1,116
   133,363    Genworth Financial, Inc. "A"*                                                   1,752
   121,376    Hartford Financial Services Group, Inc.                                         3,215
    86,890    Loews Corp.                                                                     3,381
                                                                                         ----------
                                                                                             11,662
                                                                                         ----------
              MULTI-SECTOR HOLDINGS (0.0%)
    53,806    Leucadia National Corp.                                                         1,570
                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
 2,761,498    Bank of America Corp.(f)                                                       36,838
 7,954,698    Citigroup, Inc.(f)*                                                            37,626
 1,070,777    JPMorgan Chase & Co.                                                           45,422
                                                                                         ----------
                                                                                            119,886
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (2.1%)
    93,036    ACE Ltd.                                                                        5,791
   147,381    Allstate Corp.                                                                  4,699
   473,983    Berkshire Hathaway, Inc. "B"*                                                  37,971
    83,665    Chubb Corp.                                                                     4,990
    44,978    Cincinnati Financial Corp.                                                      1,425
   181,247    Progressive Corp.                                                               3,601
   125,881    Travelers Companies, Inc.                                                       7,013
    87,989    XL Group plc                                                                    1,920
                                                                                         ----------
                                                                                             67,410
                                                                                         ----------
              REAL ESTATE SERVICES (0.1%)
    79,370    CB Richard Ellis Group, Inc. "A"*                                               1,625
                                                                                         ----------
              REGIONAL BANKS (1.0%)
   190,030    BB&T Corp.                                                                      4,996
   217,751    Fifth Third Bancorp                                                             3,197
    64,750    First Horizon National Corp.(g)*                                                  763
   236,369    Huntington Bancshares, Inc.                                                     1,624
   240,942    KeyCorp                                                                         2,132
    32,805    M&T Bank Corp.                                                                  2,856
   143,222    Marshall & Ilsley Corp.                                                           991
   144,123    PNC Financial Services Group, Inc.                                              8,751
   342,916    Regions Financial Corp.                                                         2,400
   136,737    SunTrust Banks, Inc.(g)                                                         4,035
    48,486    Zions Bancorp                                                                   1,175
                                                                                         ----------
                                                                                             32,920
                                                                                         ----------
              REITs - DIVERSIFIED (0.1%)
    44,549    Vornado Realty Trust                                                            3,712
                                                                                         ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              REITs - INDUSTRIAL (0.1%)
   154,976    ProLogis                                                                   $    2,238
                                                                                         ----------
              REITs - OFFICE (0.1%)
    38,388    Boston Properties, Inc.                                                         3,305
                                                                                         ----------
              REITs - RESIDENTIAL (0.2%)
    31,540    Apartment Investment & Management Co. "A"                                         815
    23,370    AvalonBay Communities, Inc.                                                     2,630
    77,908    Equity Residential Properties Trust                                             4,048
                                                                                         ----------
                                                                                              7,493
                                                                                         ----------
              REITs - RETAIL (0.3%)
   110,600    Kimco Realty Corp.                                                              1,995
    80,242    Simon Property Group, Inc.                                                      7,984
                                                                                         ----------
                                                                                              9,979
                                                                                         ----------
              REITs - SPECIALIZED (0.6%)
    99,760    HCP, Inc.                                                                       3,670
    39,966    Health Care REIT, Inc.(g)                                                       1,904
   181,134    Host Hotels & Resorts, Inc.(g)                                                  3,237
    44,675    Plum Creek Timber Co., Inc.                                                     1,673
    38,400    Public Storage                                                                  3,895
    43,067    Ventas, Inc.                                                                    2,260
   146,352    Weyerhaeuser Co.                                                                2,770
                                                                                         ----------
                                                                                             19,409
                                                                                         ----------
              SPECIALIZED FINANCE (0.4%)
    18,371    CME Group, Inc.                                                                 5,911
    20,060    IntercontinentalExchange, Inc.*                                                 2,390
    55,630    Moody's Corp.                                                                   1,476
    38,623    Nasdaq OMX Group, Inc.*                                                           916
    71,514    NYSE Euronext                                                                   2,144
                                                                                         ----------
                                                                                             12,837
                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   146,005    Hudson City Bancorp, Inc.                                                       1,860
   102,319    People's United Financial, Inc.                                                 1,434
                                                                                         ----------
                                                                                              3,294
                                                                                         ----------
              Total Financials                                                              502,563
                                                                                         ----------
              HEALTH CARE (10.7%)
              ------------------
              BIOTECHNOLOGY (1.3%)
   258,498    Amgen, Inc.*                                                                   14,191
    65,039    Biogen Idec, Inc.*                                                              4,361
   128,703    Celgene Corp.*                                                                  7,611

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    20,527    Cephalon, Inc.*                                                            $    1,267
    70,711    Genzyme Corp.*                                                                  5,035
   222,017    Gilead Sciences, Inc.*                                                          8,046
                                                                                         ----------
                                                                                             40,511
                                                                                         ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
    73,626    AmerisourceBergen Corp.                                                         2,512
    94,151    Cardinal Health, Inc.                                                           3,607
    68,280    McKesson Corp.                                                                  4,806
    26,424    Patterson Companies, Inc.                                                         809
                                                                                         ----------
                                                                                             11,734
                                                                                         ----------
              HEALTH CARE EQUIPMENT (1.5%)
   159,520    Baxter International, Inc.                                                      8,075
    63,177    Becton, Dickinson & Co.                                                         5,340
   414,431    Boston Scientific Corp.*                                                        3,137
    25,595    C.R. Bard, Inc.                                                                 2,349
    60,835    Carefusion Corp.*                                                               1,563
    10,735    Intuitive Surgical, Inc.(g)*                                                    2,767
   295,763    Medtronic, Inc.                                                                10,970
    93,918    St. Jude Medical, Inc.*                                                         4,015
    93,420    Stryker Corp.                                                                   5,017
    32,535    Varian Medical Systems, Inc.*                                                   2,254
    53,993    Zimmer Holdings, Inc.*                                                          2,898
                                                                                         ----------
                                                                                             48,385
                                                                                         ----------
              HEALTH CARE FACILITIES (0.0%)
   132,149    Tenet Healthcare Corp.*                                                           884
                                                                                         ----------
              HEALTH CARE SERVICES (0.7%)
    26,687    DaVita, Inc.*                                                                   1,855
   144,295    Express Scripts, Inc.*                                                          7,799
    27,942    Laboratory Corp. of America Holdings*                                           2,457
   116,116    Medco Health Solutions, Inc.*                                                   7,114
    38,748    Quest Diagnostics, Inc.                                                         2,091
                                                                                         ----------
                                                                                             21,316
                                                                                         ----------
              HEALTH CARE SUPPLIES (0.0%)
    38,864    DENTSPLY International, Inc.                                                    1,328
                                                                                         ----------
              HEALTH CARE TECHNOLOGY (0.1%)
    19,513    Cerner Corp.(g)*                                                                1,849
                                                                                         ----------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
    94,769    Agilent Technologies, Inc.*                                                     3,926
    50,935    Life Technologies Corp.*                                                        2,827
    32,155    PerkinElmer, Inc.                                                                 830

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   108,824    Thermo Fisher Scientific, Inc.*                                            $    6,025
    24,956    Waters Corp.*                                                                   1,939
                                                                                         ----------
                                                                                             15,547
                                                                                         ----------
              MANAGED HEALTH CARE (0.8%)
   109,373    Aetna, Inc.                                                                     3,337
    74,168    CIGNA Corp.                                                                     2,719
    40,387    Coventry Health Care, Inc.*                                                     1,066
    46,046    Humana, Inc.*                                                                   2,521
   301,163    UnitedHealth Group, Inc.                                                       10,875
   107,722    WellPoint, Inc.*                                                                6,125
                                                                                         ----------
                                                                                             26,643
                                                                                         ----------
              PHARMACEUTICALS (5.4%)
   423,159    Abbott Laboratories                                                            20,274
    83,853    Allergan, Inc.                                                                  5,758
   466,495    Bristol-Myers Squibb Co.                                                       12,353
   275,565    Eli Lilly and Co.                                                               9,656
    76,184    Forest Laboratories, Inc.*                                                      2,436
    45,742    Hospira, Inc.*                                                                  2,547
   752,047    Johnson & Johnson                                                              46,514
    24,272    King Pharmaceuticals, Inc.*                                                       341
   841,464    Merck & Co., Inc.                                                              30,326
   116,704    Mylan, Inc.*                                                                    2,466
 2,188,790    Pfizer, Inc.(f)                                                                38,326
    33,337    Watson Pharmaceuticals, Inc.*                                                   1,722
                                                                                         ----------
                                                                                            172,719
                                                                                         ----------
              Total Health Care                                                             340,916
                                                                                         ----------
              INDUSTRIALS (10.8%)
              ------------------
              AEROSPACE & DEFENSE (2.6%)
   200,911    Boeing Co.                                                                     13,111
   103,520    General Dynamics Corp.                                                          7,346
    34,267    Goodrich Corp.                                                                  3,018
   213,662    Honeywell International, Inc.                                                  11,358
    50,315    ITT Corp.                                                                       2,622
    31,020    L-3 Communications Holdings, Inc.                                               2,187
    81,033    Lockheed Martin Corp.                                                           5,665
    80,078    Northrop Grumman Corp.                                                          5,187
    38,998    Precision Castparts Corp.                                                       5,429
    99,910    Raytheon Co.                                                                    4,630
    42,862    Rockwell Collins, Inc.                                                          2,497
   253,063    United Technologies Corp.                                                      19,921
                                                                                         ----------
                                                                                             82,971
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              AIR FREIGHT & LOGISTICS (1.1%)
    45,512    C.H. Robinson Worldwide, Inc.                                              $    3,649
    58,086    Expeditors International of Washington, Inc.                                    3,171
    86,181    FedEx Corp.                                                                     8,016
   271,048    United Parcel Service, Inc. "B"                                                19,673
                                                                                         ----------
                                                                                             34,509
                                                                                         ----------
              AIRLINES (0.1%)
   203,480    Southwest Airlines Co.                                                          2,641
                                                                                         ----------
              BUILDING PRODUCTS (0.0%)
    97,797    Masco Corp.                                                                     1,238
                                                                                         ----------
              COMMERCIAL PRINTING (0.0%)
    56,256    R.R. Donnelley & Sons Co.                                                         983
                                                                                         ----------
              CONSTRUCTION & ENGINEERING (0.2%)
    48,909    Fluor Corp.                                                                     3,241
    34,506    Jacobs Engineering Group, Inc.*                                                 1,582
    58,931    Quanta Services, Inc.*                                                          1,174
                                                                                         ----------
                                                                                              5,997
                                                                                         ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
   173,827    Caterpillar, Inc.                                                              16,281
    54,089    Cummins, Inc.                                                                   5,950
   116,119    Deere & Co.                                                                     9,644
    99,931    PACCAR, Inc.                                                                    5,738
                                                                                         ----------
                                                                                             37,613
                                                                                         ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
    34,883    Cintas Corp.                                                                      975
    54,557    Iron Mountain, Inc.                                                             1,365
                                                                                         ----------
                                                                                              2,340
                                                                                         ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   206,300    Emerson Electric Co.                                                           11,794
    38,824    Rockwell Automation, Inc.                                                       2,784
    25,972    Roper Industries, Inc.                                                          1,985
                                                                                         ----------
                                                                                             16,563
                                                                                         ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    84,111    Republic Services, Inc.                                                         2,511
    23,402    Stericycle, Inc.*                                                               1,894
   130,509    Waste Management, Inc.                                                          4,812
                                                                                         ----------
                                                                                              9,217
                                                                                         ----------

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    40,182    Robert Half International, Inc.                                            $    1,229
                                                                                         ----------
              INDUSTRIAL CONGLOMERATES (2.4%)
   195,979    3M Co.                                                                         16,913
 2,918,055    General Electric Co.                                                           53,371
    74,859    Textron, Inc.(g)                                                                1,770
   134,119    Tyco International Ltd.                                                         5,558
                                                                                         ----------
                                                                                             77,612
                                                                                         ----------
              INDUSTRIAL MACHINERY (1.1%)
   146,955    Danaher Corp.                                                                   6,932
    51,135    Dover Corp.                                                                     2,989
    46,073    Eaton Corp.                                                                     4,677
    15,241    Flowserve Corp.                                                                 1,817
   135,931    Illinois Tool Works, Inc.                                                       7,259
    88,615    Ingersoll-Rand PLC                                                              4,173
    31,470    Pall Corp.                                                                      1,560
    44,139    Parker-Hannifin Corp.                                                           3,809
    15,966    Snap-On, Inc.                                                                     903
                                                                                         ----------
                                                                                             34,119
                                                                                         ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    29,561    Avery Dennison Corp.                                                            1,252
    56,263    Pitney Bowes, Inc.                                                              1,360
                                                                                         ----------
                                                                                              2,612
                                                                                         ----------
              RAILROADS (0.8%)
   102,392    CSX Corp.                                                                       6,615
    99,569    Norfolk Southern Corp.                                                          6,255
   135,074    Union Pacific Corp.                                                            12,516
                                                                                         ----------
                                                                                             25,386
                                                                                         ----------
              RESEARCH & CONSULTING SERVICES (0.1%)
    13,804    Dun & Bradstreet Corp.                                                          1,133
    33,836    Equifax, Inc.                                                                   1,205
                                                                                         ----------
                                                                                              2,338
                                                                                         ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    40,399    Fastenal Co.                                                                    2,420
    15,968    W.W. Grainger, Inc.                                                             2,206
                                                                                         ----------
                                                                                              4,626
                                                                                         ----------
              TRUCKING (0.0%)
    14,146    Ryder System, Inc.                                                                745
                                                                                         ----------
              Total Industrials                                                             342,739
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (18.3%)
              -----------------------------
              APPLICATION SOFTWARE (0.6%)
   139,042    Adobe Systems, Inc.*                                                       $    4,280
    62,161    Autodesk, Inc.*                                                                 2,374
    51,307    Citrix Systems, Inc.*                                                           3,510
    59,275    Compuware Corp.*                                                                  692
    76,495    Intuit, Inc.*                                                                   3,771
    32,311    salesforce.com, Inc.*                                                           4,265
                                                                                         ----------
                                                                                             18,892
                                                                                         ----------
              COMMUNICATIONS EQUIPMENT (2.2%)
 1,517,735    Cisco Systems, Inc.*                                                           30,704
    22,161    F5 Networks, Inc.*                                                              2,885
    35,318    Harris Corp.                                                                    1,600
    60,347    JDS Uniphase Corp.*                                                               874
   143,187    Juniper Networks, Inc.*                                                         5,286
   642,361    Motorola, Inc.*                                                                 5,826
   442,995    QUALCOMM, Inc.                                                                 21,924
   100,212    Tellabs, Inc.                                                                     679
                                                                                         ----------
                                                                                             69,778
                                                                                         ----------
              COMPUTER HARDWARE (3.6%)
   251,221    Apple, Inc.(f)*                                                                81,034
   459,872    Dell, Inc.*                                                                     6,231
   621,180    Hewlett-Packard Co.                                                            26,152
                                                                                         ----------
                                                                                            113,417
                                                                                         ----------
              COMPUTER STORAGE & PERIPHERALS (0.8%)
   564,132    EMC Corp.*                                                                     12,919
    21,314    Lexmark International, Inc. "A"*                                                  742
    98,871    NetApp, Inc.*                                                                   5,434
    28,776    QLogic Corp.*                                                                     490
    64,132    SanDisk Corp.*                                                                  3,197
    62,805    Western Digital Corp.*                                                          2,129
                                                                                         ----------
                                                                                             24,911
                                                                                         ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
   135,347    Automatic Data Processing, Inc.                                                 6,264
    42,338    Computer Sciences Corp.                                                         2,100
    72,555    Fidelity National Information Services, Inc.                                    1,987
    40,808    Fiserv, Inc.*                                                                   2,390
    26,519    MasterCard, Inc. "A"                                                            5,943
    88,306    Paychex, Inc.                                                                   2,730
    44,400    Total System Services, Inc.                                                       683

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   133,464    Visa, Inc. "A"                                                             $    9,393
   179,546    Western Union Co.                                                               3,334
                                                                                         ----------
                                                                                             34,824
                                                                                         ----------
              ELECTRONIC COMPONENTS (0.3%)
    47,762    Amphenol Corp. "A"                                                              2,521
   427,822    Corning, Inc.                                                                   8,265
                                                                                         ----------
                                                                                             10,786
                                                                                         ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    43,336    FLIR Systems, Inc.*                                                             1,289
                                                                                         ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    53,276    Jabil Circuit, Inc.                                                             1,071
    37,814    Molex, Inc.                                                                       859
                                                                                         ----------
                                                                                              1,930
                                                                                         ----------
              HOME ENTERTAINMENT SOFTWARE (0.0%)
    90,436    Electronic Arts, Inc.*                                                          1,481
                                                                                         ----------
              INTERNET SOFTWARE & SERVICES (1.9%)
    49,748    Akamai Technologies, Inc.*                                                      2,341
   314,136    eBay, Inc.*                                                                     8,742
    68,315    Google, Inc. "A"*                                                              40,577
    35,209    Monster Worldwide, Inc.*                                                          832
    47,272    VeriSign, Inc.                                                                  1,544
   356,934    Yahoo!, Inc.*                                                                   5,936
                                                                                         ----------
                                                                                             59,972
                                                                                         ----------
              IT CONSULTING & OTHER SERVICES (1.8%)
    83,043    Cognizant Technology Solutions Corp. "A"*                                       6,086
   340,409    International Business Machines Corp.                                          49,959
    80,161    SAIC, Inc.*                                                                     1,271
    45,701    Teradata Corp.*                                                                 1,881
                                                                                         ----------
                                                                                             59,197
                                                                                         ----------
              OFFICE ELECTRONICS (0.1%)
   379,665    Xerox Corp.                                                                     4,374
                                                                                         ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
   366,253    Applied Materials, Inc.                                                         5,146
    45,789    KLA-Tencor Corp.                                                                1,770
    61,822    MEMC Electronic Materials, Inc.*                                                  696
    24,633    Novellus Systems, Inc.*                                                           796
    49,362    Teradyne, Inc.*                                                                   693
                                                                                         ----------
                                                                                              9,101
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (2.2%)
   156,127    Advanced Micro Devices, Inc.*                                              $    1,277
    85,477    Altera Corp.                                                                    3,041
    81,874    Analog Devices, Inc.                                                            3,084
   124,520    Broadcom Corp. "A"                                                              5,423
    14,766    First Solar, Inc.(g)*                                                           1,922
 1,528,210    Intel Corp.                                                                    32,138
    62,074    Linear Technology Corp.                                                         2,147
   167,849    LSI Corp.*                                                                      1,005
    51,425    Microchip Technology, Inc.                                                      1,759
   234,166    Micron Technology, Inc.*                                                        1,878
    65,822    National Semiconductor Corp.                                                      906
   158,576    NVIDIA Corp.*                                                                   2,442
   321,562    Texas Instruments, Inc.                                                        10,451
    71,138    Xilinx, Inc.(g)                                                                 2,062
                                                                                         ----------
                                                                                             69,535
                                                                                         ----------
              SYSTEMS SOFTWARE (3.3%)
    48,638    BMC Software, Inc.*                                                             2,293
   105,097    CA, Inc.                                                                        2,569
    42,224    McAfee, Inc.*                                                                   1,955
 2,061,973    Microsoft Corp.(f)                                                             57,570
    94,965    Novell, Inc.*                                                                     562
 1,060,016    Oracle Corp.                                                                   33,179
    51,974    Red Hat, Inc.*                                                                  2,373
   212,254    Symantec Corp.*                                                                 3,553
                                                                                         ----------
                                                                                            104,054
                                                                                         ----------
              Total Information Technology                                                  583,541
                                                                                         ----------
              MATERIALS (3.7%)
              ---------------
              ALUMINUM (0.1%)
   279,588    Alcoa, Inc.                                                                     4,303
                                                                                         ----------
              CONSTRUCTION MATERIALS (0.0%)
    35,189    Vulcan Materials Co.(g)                                                         1,561
                                                                                         ----------
              DIVERSIFIED CHEMICALS (1.0%)
   317,730    Dow Chemical Co.                                                               10,847
   250,034    E.I. du Pont de Nemours & Co.                                                  12,472
    19,705    Eastman Chemical Co.                                                            1,657
    19,793    FMC Corp.                                                                       1,581
    44,742    PPG Industries, Inc.                                                            3,762
                                                                                         ----------
                                                                                             30,319
                                                                                         ----------

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.5%)
   128,898    Freeport-McMoRan Copper & Gold, Inc.                                       $   15,479
    24,452    Titanium Metals Corp.*                                                            420
                                                                                         ----------
                                                                                             15,899
                                                                                         ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    19,433    CF Industries Holdings, Inc.                                                    2,627
   146,786    Monsanto Co.                                                                   10,222
                                                                                         ----------
                                                                                             12,849
                                                                                         ----------
              GOLD (0.3%)
   134,896    Newmont Mining Corp.                                                            8,287
                                                                                         ----------
              INDUSTRIAL GASES (0.5%)
    58,744    Air Products & Chemicals, Inc.                                                  5,343
    20,376    Airgas, Inc.                                                                    1,272
    84,047    Praxair, Inc.                                                                   8,024
                                                                                         ----------
                                                                                             14,639
                                                                                         ----------
              METAL & GLASS CONTAINERS (0.1%)
    24,485    Ball Corp.                                                                      1,666
    44,831    Owens-Illinois, Inc.*                                                           1,376
                                                                                         ----------
                                                                                              3,042
                                                                                         ----------
              PAPER PACKAGING (0.1%)
    29,757    Bemis Co., Inc.                                                                   972
    43,687    Sealed Air Corp.                                                                1,112
                                                                                         ----------
                                                                                              2,084
                                                                                         ----------
              PAPER PRODUCTS (0.1%)
   119,592    International Paper Co.                                                         3,258
    45,889    MeadWestvaco Corp.                                                              1,200
                                                                                         ----------
                                                                                              4,458
                                                                                         ----------
              SPECIALTY CHEMICALS (0.3%)
    63,643    Ecolab, Inc.                                                                    3,209
    21,990    International Flavors & Fragrances, Inc.                                        1,222
    24,592    Sherwin-Williams Co.                                                            2,060
    33,224    Sigma-Aldrich Corp.                                                             2,211
                                                                                         ----------
                                                                                              8,702
                                                                                         ----------
              STEEL (0.3%)
    29,699    AK Steel Holding Corp.                                                            486
    26,908    Allegheny Technologies, Inc.(g)                                                 1,485
    37,076    Cliffs Natural Resources, Inc.                                                  2,892
    86,635    Nucor Corp.                                                                     3,797

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    39,270    United States Steel Corp.                                                  $    2,294
                                                                                         ----------
                                                                                             10,954
                                                                                         ----------
              Total Materials                                                               117,097
                                                                                         ----------
              TELECOMMUNICATION SERVICES (3.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
 1,618,907    AT&T, Inc.(f)                                                                  47,564
    83,239    CenturyLink, Inc.(g)                                                            3,843
   271,617    Frontier Communications Corp.                                                   2,643
   475,694    Qwest Communications International, Inc.                                        3,620
   774,217    Verizon Communications, Inc.(g)                                                27,701
   132,654    Windstream Corp.                                                                1,849
                                                                                         ----------
                                                                                             87,220
                                                                                         ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   109,506    American Tower Corp. "A"*                                                       5,655
    71,312    MetroPCS Communications, Inc.*                                                    901
   815,146    Sprint Nextel Corp.*                                                            3,448
                                                                                         ----------
                                                                                             10,004
                                                                                         ----------
              Total Telecommunication Services                                               97,224
                                                                                         ----------
              UTILITIES (3.2%)
              ---------------
              ELECTRIC UTILITIES (1.5%)
    46,230    Allegheny Energy, Inc.                                                          1,121
   131,679    American Electric Power Co., Inc.                                               4,738
    89,409    Edison International                                                            3,451
    49,680    Entergy Corp.                                                                   3,519
   181,232    Exelon Corp.                                                                    7,546
    83,509    FirstEnergy Corp.(g)                                                            3,091
   113,920    NextEra Energy, Inc.                                                            5,923
    48,139    Northeast Utilities                                                             1,535
    60,967    Pepco Holdings, Inc.                                                            1,113
    29,770    Pinnacle West Capital Corp.                                                     1,234
   132,348    PPL Corp.                                                                       3,483
    80,453    Progress Energy, Inc.                                                           3,498
   229,878    Southern Co.                                                                    8,788
                                                                                         ----------
                                                                                             49,040
                                                                                         ----------
              GAS UTILITIES (0.1%)
    12,289    Nicor, Inc.                                                                       613
    29,161    ONEOK, Inc.                                                                     1,618
                                                                                         ----------
                                                                                              2,231
                                                                                         ----------

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   179,882    AES Corp.*                                                                 $    2,191
    54,705    Constellation Energy Group, Inc.                                                1,676
    67,312    NRG Energy, Inc.*                                                               1,315
                                                                                         ----------
                                                                                              5,182
                                                                                         ----------
              MULTI-UTILITIES (1.5%)
    65,562    Ameren Corp.                                                                    1,848
   115,294    CenterPoint Energy, Inc.                                                        1,812
    66,745    CMS Energy Corp.                                                                1,242
    79,732    Consolidated Edison, Inc.                                                       3,952
   159,035    Dominion Resources, Inc.                                                        6,794
    46,378    DTE Energy Co.                                                                  2,102
   362,738    Duke Energy Corp.                                                               6,460
    21,156    Integrys Energy Group, Inc.                                                     1,026
    75,418    NiSource, Inc.                                                                  1,329
   107,448    PG&E Corp.                                                                      5,140
   138,529    Public Service Enterprise Group, Inc.                                           4,407
    31,169    SCANA Corp.                                                                     1,266
    65,659    Sempra Energy                                                                   3,446
    58,766    TECO Energy, Inc.                                                               1,046
    32,111    Wisconsin Energy Corp.                                                          1,890
   125,786    Xcel Energy, Inc.                                                               2,962
                                                                                         ----------
                                                                                             46,722
                                                                                         ----------
              Total Utilities                                                               103,175
                                                                                         ----------
              Total Common Stocks (cost: $2,670,206)                                      3,129,325
                                                                                         ----------

              MONEY MARKET INSTRUMENTS (1.4%)

              MONEY MARKET FUND (1.2%)
39,110,337    Northern Institutional Funds - Diversified
                 Assets Portfolio, 0.03%(a),(d)                                              39,110
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.2%)
    $7,185    0.17%, 05/05/2011(b),(e)                                                        7,182
                                                                                         ----------
              Total Money Market Instruments (cost: $46,291)                                 46,292
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.6%)

              MONEY MARKET FUNDS (1.3%)
 1,054,875    AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.18%(a)            $    1,055
   936,361    BlackRock Liquidity Funds TempFund, 0.17%(a)                                      936
38,921,718    Fidelity Institutional Money Market Portfolio, 0.21%(a)                        38,922
                                                                                         ----------
              Total Money Market Funds                                                       40,913
                                                                                         ----------
---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (0.3%)
    $1,377    Credit Suisse First Boston LLC, 0.15%, acquired on 12/31/2010 and due 1/03/2011 at $1,377 (collateralized by $1,400 of
                 Fannie Mae(h), 0.54%, due 5/10/2013; market value $1,405)                    1,377
     8,129    Deutsche Bank Securities, Inc., 0.22%, acquired on 12/31/2010 and due 1/03/2011 at $8,129 (collateralized by $8,010 of
                 Federal Home Loan Bank(h), 3.63%, due 7/01/2011; market value $8,293)        8,129
                                                                                         ----------
              Total Repurchase Agreements                                                     9,506
                                                                                         ----------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $50,419)                                      50,419
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $2,766,916)                                       $3,226,036
                                                                                         ==========

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                      IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                                   FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                             $3,129,325               $    -              $-     $3,129,325
Money Market Instruments:
   Money Market Fund                             39,110                    -               -         39,110
   U.S. Treasury Bills                            7,182                    -               -          7,182
Short-Term Investments Purchased
   With Cash Collateral From
   Securities Loaned:
   Money Market Fund                             40,913                    -               -         40,913
   Repurchase Agreements                              -                9,506               -          9,506
Other financial instruments*                      1,060                    -               -          1,060
-----------------------------------------------------------------------------------------------------------
Total                                        $3,217,590               $9,506              $-     $3,227,096
-----------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

  For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REIT -- Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at December 31, 2010.

   (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

   (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
       (NTI), which is the subadviser of the Fund.

   (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

   (e) Security with a value of $7,182,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

   (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2010, as shown in the following table:

                                                                    VALUE AT          UNREALIZED
TYPE OF FUTURE             EXPIRATION     CONTRACTS   POSITION   DECEMBER 31, 2010   APPRECIATION
-------------------------------------------------------------------------------------------------
S&P 500 Index Futures    March 17, 2011      161        Long         $50,433,000      $1,060,000

   (g) The security or a portion thereof was out on loan as of December 31, 2010.

   (h) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2010

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $48,730) (cost of $2,766,916)                                     $3,226,036
   Cash                                                                                   308
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                                 313
         Nonaffiliated transactions                                                     4,251
      USAA Investment Management Company (Note 7D)                                        308
      USAA Transfer Agency Company (Note 7E)                                                7
      Dividends and interest                                                            3,671
      Securities sold                                                                     513
      Other                                                                                25
                                                                                   ----------
         Total assets                                                               3,235,432
                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                 50,462
      Capital shares redeemed                                                           3,008
   Variation margin on futures contracts                                                   61
   Accrued management fees                                                                274
   Accrued administration and servicing fees                                                5
   Accrued transfer agent's fees                                                           87
   Other accrued expenses and payables                                                    158
                                                                                   ----------
         Total liabilities                                                             54,055
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $3,181,377
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $2,808,386
   Accumulated undistributed net investment income                                        328
   Accumulated net realized loss on investments and futures transactions              (87,517)
   Net unrealized appreciation of investments and futures contracts                   460,180
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $3,181,377
                                                                                   ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,021,901/107,231 shares outstanding)          $    18.86
                                                                                   ==========
      Reward Shares (net assets of $1,159,476/61,484 shares outstanding)           $    18.86
                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $ 56,873
   Interest                                                                   19
   Other (Note 7B)                                                             3
   Securities lending (net)                                                  163
                                                                        --------
         Total income                                                     57,058
                                                                        --------
EXPENSES
   Management fees                                                         2,849
   Administration and servicing fees:
      Member Shares                                                        1,113
      Reward Shares                                                          596
   Transfer agent's fees:
      Member Shares                                                        3,117
      Reward Shares                                                          595
   Custody and accounting fees:
      Member Shares                                                           14
      Reward Shares                                                            6
   Postage:
      Member Shares                                                          208
      Reward Shares                                                            6
   Shareholder reporting fees:
      Member Shares                                                           82
      Reward Shares                                                            2
   Trustees' fees                                                             11
   Registration fees:
      Member Shares                                                           58
      Reward Shares                                                           69
   Professional fees                                                         209
   Other                                                                      86
                                                                        --------
         Total expenses                                                    9,021
   Expenses reimbursed:
      Member Shares                                                       (2,007)
      Reward Shares                                                       (1,483)
                                                                        --------
         Net expenses                                                      5,531
                                                                        --------
NET INVESTMENT INCOME                                                     51,527
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                         25,026
      Futures transactions                                                 1,167
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        328,638
      Futures contracts                                                      911
                                                                        --------
         Net realized and unrealized gain                                355,742
                                                                        --------
   Increase in net assets resulting from operations                     $407,269
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                      2010               2009
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $   51,527        $    49,945
   Net realized gain (loss) on investments                          25,026             (7,048)
   Net realized gain on futures transactions                         1,167             10,440
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  328,638            524,600
      Futures contracts                                                911               (342)
                                                                -----------------------------
      Increase in net assets resulting from
         operations                                                407,269            577,595
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                (32,158)           (32,663)
      Reward Shares                                                (19,114)           (17,209)
                                                                -----------------------------
         Total distributions of net investment income              (51,272)           (49,872)
                                                                -----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                   (40,366)            32,302
   Reward Shares                                                   140,059             21,722
                                                                -----------------------------
         Total net increase in net assets from capital
            share transactions                                      99,693             54,024
                                                                -----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E):
      Reward Shares                                                      7                 23
                                                                -----------------------------
   Net increase in net assets                                      455,697            581,770
NET ASSETS
    Beginning of year                                            2,725,680          2,143,910
                                                                -----------------------------
    End of year                                                 $3,181,377         $2,725,680
                                                                =============================
Accumulated undistributed net investment income:
    End of year                                                 $      328         $       73
                                                                =============================

See accompanying notes to financial statements.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Repurchase agreements are valued at cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

        securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2010* (IN THOUSANDS)

                                        ASSET DERIVATIVES               LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------
                                  STATEMENT OF                        STATEMENT OF
                                  ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED         LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS        LOCATION             FAIR VALUE     LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts                  Net unrealized       $1,060**             -                -
                                  appreciation of
                                  investments,
                                  and futures
                                  contracts
---------------------------------------------------------------------------------------------------

 *For open derivative instruments as of December 31, 2010, see the portfolio of investments, which is also indicative of activity for the period-ended December 31, 2010.
**Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2010 (IN THOUSANDS)

                                                                                     CHANGE IN
                                                                                     UNREALIZED
DERIVATIVES NOT                                               REALIZED               APPRECIATION
ACCOUNTED FOR AS              STATEMENT OF                    GAIN (LOSS)            (DEPRECIATION)
HEDGING INSTRUMENTS           OPERATIONS LOCATION             ON DERIVATIVES         ON DERIVATIVES
---------------------------------------------------------------------------------------------------
Equity contracts              Net realized gain (loss)           $1,167                   $911
                              on futures transactions/
                              Change in net unrealized
                              appreciation/depreciation
                              of futures contracts
---------------------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2010, these bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2010, the Fund paid CAPCO facility fees of $10,000, which represents 6.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for expired capital loss carryovers resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $188,595,000, and decrease accumulated net realized loss on investments by $188,595,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2010, and 2009, was as follows:

                                             2010                       2009
                                         ---------------------------------------
Ordinary income*                         $51,272,000                 $49,872,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $    322,000
Accumulated capital and other losses                                (77,305,000)
Unrealized appreciation of investments                              449,975,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to return of capital distributions and the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended December 31, 2010, the Fund utilized capital loss carryovers of $25,006,000 to offset capital gains. At December 31, 2010, the Fund had capital loss carryovers of $77,305,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2011 and 2017,

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
--------------------------------------------
   EXPIRES                         BALANCE
--------------------------------------------
    2011                         $   344,000
    2012                           1,474,000
    2013                          17,856,000
    2014                          10,601,000
    2016                          41,901,000
    2017                           5,129,000
                                 -----------
                       Total     $77,305,000
                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2010, were $164,654,000 and $98,217,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

As of December 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $2,776,061,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2010, for federal income tax purposes, were $899,407,000 and $449,432,000, respectively, resulting in net unrealized appreciation of $449,975,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended December 31, 2010, the Fund received securities-lending income of $163,000, which is net of the 20% income retained by ClearLend. As of December 31, 2010, the Fund loaned securities having a fair market value of approximately $48,730,000 and received cash collateral of $50,462,000 for the loans, of which $50,419,000 was

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

invested in short-term investments, as noted in the Fund's portfolio of investments and $43,000 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At December 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                        YEAR ENDED                YEAR ENDED
                                        12/31/2010                12/31/2009
----------------------------------------------------------------------------------
                                   SHARES      AMOUNT        SHARES       AMOUNT
                                   -----------------------------------------------
MEMBER SHARES:
Shares sold                         19,680     $ 339,338      21,247     $ 294,006
Shares issued from reinvested
  dividends                          1,779        30,978       2,174        31,344
Shares redeemed                    (23,842)     (410,682)    (20,832)     (293,048)
                                   -----------------------------------------------
Net increase (decrease) from
  capital share transactions        (2,383)    $ (40,366)      2,589     $  32,302
                                   ===============================================
REWARD SHARES:
Shares sold                         19,431     $ 335,972      15,558     $ 219,222
Shares issued from reinvested
  dividends                          1,054        18,350       1,141        16,479
Shares redeemed                    (12,497)     (214,263)    (14,838)     (213,979)
                                   -----------------------------------------------
Net increase from
  capital share transactions         7,988     $ 140,059       1,861     $  21,722
                                   ===============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2010, the Fund incurred management fees, paid or payable to the Manager, of $2,849,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2010, the Manager incurred subadvisory fees, paid or payable to NTI, of $433,000.

   NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2010, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

   NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2010, the Member Shares and Reward Shares incurred administration and

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

   servicing fees, paid or payable to the Manager, of $1,113,000 and $596,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2010, the Fund reimbursed the Manager $93,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011 to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.09%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2010, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $2,007,000 and $1,483,000, respectively, of which $308,000 in total was receivable from the Manager.

   In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2010, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $18,000 and $10,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

   of accounts that are traded on an omnibus basis. For the year ended December 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $3,117,000 and $595,000, respectively.

   Additionally, the Fund's Reward Shares recorded a capital contribution and receivable from SAS of $7,000 at December 31, 2010, for adjustments related to corrections to certain shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of December 31, 2010, the Fund recorded a receivable for capital shares sold of $313,000 for the Target Funds' purchases of the Fund's Reward Shares. As of December 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.2%
USAA Target Retirement 2020 Fund                                         0.5
USAA Target Retirement 2030 Fund                                         1.0
USAA Target Retirement 2040 Fund                                         1.2
USAA Target Retirement 2050 Fund                                         0.6

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------
                                   2010           2009           2008           2007           2006
                             ----------------------------------------------------------------------
Net asset value at
 beginning of period         $    16.71     $    13.51     $    21.98     $    21.24     $    18.70
                             ----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .30            .30            .39            .39            .35
 Net realized and
  unrealized gain (loss)           2.15           3.20          (8.47)           .74           2.53
                             ----------------------------------------------------------------------
Total from investment
 operations                        2.45           3.50          (8.08)          1.13           2.88
                             ----------------------------------------------------------------------
Less distributions from:
 Net investment income             (.30)          (.30)          (.39)          (.39)          (.34)
                             ----------------------------------------------------------------------
Net asset value at
 end of period               $    18.86     $    16.71     $    13.51     $    21.98     $    21.24
                             ======================================================================
Total return (%)*                 14.81          26.28         (37.13)          5.32(a)       15.54
Net assets at
 end of period (000)         $2,021,901     $1,831,645     $1,446,160     $2,315,340     $2,248,677
Ratios to average
 net assets:**
 Expenses (%)(b),(c)                .25            .25            .23            .19(a)         .19
 Expenses, excluding
   reimbursements (%)(c)            .36            .40            .37            .33            .34
 Net investment
   income (%)                      1.75           2.11           2.12           1.76           1.73
Portfolio turnover (%)                4              5              3              5              4

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
** For the year ended December 31, 2010, average net assets were $1,855,182,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------
                                   2010         2009         2008           2007         2006
                             ----------------------------------------------------------------
Net asset value at
 beginning of period         $    16.71     $  13.51     $  21.99     $    21.25     $  18.70
                             ----------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .33          .32          .41            .41          .36
 Net realized and
  unrealized gain (loss)           2.15         3.20        (8.48)           .74         2.55
                             ----------------------------------------------------------------
Total from investment
 operations                        2.48         3.52        (8.07)          1.15         2.91
                             ----------------------------------------------------------------
Less distributions from:
 Net investment income             (.33)        (.32)        (.41)          (.41)        (.36)
                             ----------------------------------------------------------------
Net asset value at
 end of period               $    18.86     $  16.71     $  13.51     $    21.99     $  21.25
                             ================================================================
Total return (%)*                 14.99        26.47       (37.07)          5.42(a)     15.71
Net assets at end
 of period (000)             $1,159,476     $894,035     $697,750     $1,040,077     $952,147
Ratios to average
 net assets:**
 Expenses (%)(b)                    .09          .09          .09            .09(a)       .09
 Expenses, excluding
  reimbursements (%)(b)             .24          .23          .21            .20          .20
 Net investment income (%)         1.92         2.26         2.27           1.86         1.85
Portfolio turnover (%)                4            5            3              5            4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2010, average net assets were $991,615,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010, through December 31, 2010.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING              ENDING              DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE           JULY 1, 2010 -
                                    JULY 1, 2010       DECEMBER 31, 2010       DECEMBER 31, 2010
                                   -------------------------------------------------------------
MEMBER SHARES
Actual                                $1,000.00            $1,231.60                $1.41

Hypothetical
 (5% return before expenses)           1,000.00             1,023.95                 1.28

REWARD SHARES
Actual                                 1,000.00             1,232.60                 0.51

Hypothetical
 (5% return before expenses)           1,000.00             1,024.75                 0.46

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 23.16% for Member Shares and 23.26% for Reward Shares for the six-month period of July 1, 2010, through December 31, 2010.

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

(2) Member of Executive Committee

(3) Member of Audit Committee

(4) Member of Pricing and Investment Committee

(5) Member of Corporate Governance Committee

(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

64  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

66  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        The Northern Trust Company
ACCOUNTING AGENT                     50 S. LaSalle St.
                                     Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
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       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

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   =============================================================================
   29237-1231                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2010 and 2009 were $330,450 and $262,287, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2010 and 2009 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2010 and 2009 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2010

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.